Outstanding Accounts Receivable with Individual Customer (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Accounts receivables	$ 86,852	$ 75,297
Customer A
Concentration Risk [Line Items]
Accounts receivables	18,624	4,043
Customer B
Concentration Risk [Line Items]
Accounts receivables	14,284	0
Customer C
Concentration Risk [Line Items]
Accounts receivables	$ 8,167	$ 8,197